Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended
	Apr. 10, 2017	Jun. 01, 2015	May 31, 2017	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016
C000017685 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 13,299	$ 13,032	$ 12,377	$ 12,841	$ 13,765	$ 12,008	$ 12,208	$ 11,514	$ 10,979	$ 10,790
C000088012 [Member]
Account Value [Line Items]
Accumulated Value		10,000		13,567	13,268	12,576	13,021	13,930	12,127	12,305	11,583	11,023	10,812
C000189766 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,225	12,600	12,334	11,673	12,096	12,937	11,260	11,421	10,736
C000017686 [Member]
Account Value [Line Items]
Accumulated Value		9,550		12,388	12,170	11,586	12,051	12,951	11,325	11,543	10,914	10,433	10,279
C000017688 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,035	11,925	11,439	11,987	12,980	11,435	11,743	11,175	10,774	10,684
C000017689 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,094	11,826	11,503	11,494	12,232	11,486	11,250	10,657	10,556	10,466
C000017691 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,339	12,030	11,677	11,645	12,379	11,601	11,340	10,712	10,598	10,477
C000189767 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,165	11,862	11,561	11,230	11,195	11,887	11,136	10,883	10,285
C000088013 [Member]
Account Value [Line Items]
Accumulated Value		9,550		11,266	11,033	10,758	10,777	11,508	10,823	10,637	10,093	10,031	9,961
C000088014 [Member]
Account Value [Line Items]
Accumulated Value		10,000		10,945	10,799	10,609	10,718	11,521	10,917	10,810	10,333	10,348	10,353
S&P National AMT-Free Municipal [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,283	12,085	11,796	11,731	12,507	11,965	11,519	10,844	10,720	10,599
S&P National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,170	11,653	11,464	11,191	11,129	11,865	11,351	10,928	10,288
S&P Municipal Bond 50% Investment Grade/50% High Yield [Member]
Account Value [Line Items]
Accumulated Value		10,000		13,679	13,283	12,644	12,743	13,626	12,358	12,199	11,473	11,043	10,748
S&P Municipal Bond 50% Investment Grade/50% High Yield (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,178	12,607	12,242	11,653	11,745	12,558	11,389	11,243	10,574
S&P Intermediate Term National AMT-Free Municipal [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		12,234	11,921	11,665	11,533	12,153	11,723	11,306	10,681	$ 10,621	$ 10,487
S&P Intermediate Term National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,155	$ 11,698	$ 11,399	$ 11,154	$ 11,028	$ 11,621	$ 11,209	$ 10,811	$ 10,214